Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	Oct. 31, 2021 HKD ($)	Aug. 31, 2020 HKD ($)	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)
Unsecured credit facility
Bank Borrowings
Number of facility agreements entered | agreement						2
Aggregate amount of credit facilities			$ 400,000,000			$ 507,000,000					$ 51,282,000		$ 65,000,000
Term (in years or months)			3 years	3 years
Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)			0.85%	0.85%
Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities		$ 117,000,000			$ 234,000,000					$ 15,000,000		$ 30,000,000
Term (in years or months)		2 years			3 years
Amount drawn from the credit facility							$ 0		$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)		4.50%
Revolving loan facility | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities			$ 190,000,000								24,359,000
Amount drawn from the credit facility							0
Revolving loan facility | Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)					0.85%
Revolving loan facility | First unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities						$ 351,000,000							45,000,000
Term (in years or months)						2 years
Revolving loan facility | First unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)						1.35%
Revolving loan facility | Second unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities						$ 156,000,000							$ 20,000,000
Term (in years or months)						2 years
Revolving loan facility | Second unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)						1.35%
Term loan | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities			210,000,000								$ 26,923,000
Amount of upfront fee			$ 819,000	$ 105,000
Fixed asset loan facility | Secured credit facility
Bank Borrowings
Aggregate amount of credit facilities	$ 754,880,000							$ 118,071,000
Term (in years or months)	10 years
Amount drawn from the credit facility							$ 0
Fixed asset loan facility | Secured credit facility | 5-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.65%)